SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14 – SUBSEQUENT EVENTS

In accordance with SFAS 165 (ASC 855-10) management has performed an evaluation of subsequent events through the date of this Quarterly Report on Form 10-Q and has determined that it does not have any material subsequent events to disclose in these consolidated financial statements.

NOTE 13 – SUBSEQUENT EVENTS

In accordance with SFAS 165 (ASC 855-10) management has performed an evaluation of subsequent events through the date that the financial statements were issued and has determined that it does not have any material subsequent events to disclose in these consolidated financial statements.

On January 18, 2023, the Company appointed Bart Fisher as an independent member of the Board of Directors.

January 26, 2023, the Company issued a total of 10,500,000 shares of common stock and warrants to purchase up to 10,500,000 additional shares of common stock, to four individuals pursuant to the Signed Securities Purchase Agreements on January 26, 2023, for total cash proceeds of $210,000. The Warrants are exercisable for shares of the Company’s common stock at a price of $0.03 per share and expires three years from the date of issuance.

On February 16, 2023, the Board of Directors approved a special dividend of five shares of the Company's common stock for every one hundred shares of common stock issued and outstanding (the "Dividend"). The record date for the Dividend is February 27, 2023, and the payment date is March 13, 2023.

On February 17, 2023, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with a Schedule of Buyers. The Company has authorized a new series of senior convertible notes in the aggregate principal amount of $4,080,000, which Notes shall be convertible into shares of common stock at the lower of (a)120% of the closing price on the day prior to closing, (the “Fixed Conversion Price”) or (b) a 10% discount to the lowest daily volume weighted average price reported by Bloomberg (“VWAP”) of the Common Stock during the 10 trading days prior to the conversion date(collectively, the “Conversion Price”)

On February 17, 2023, the initial Investor of the Purchase Agreement purchased a senior convertible promissory note (the “Note”) in the original principal amount of $2,500,000 and a warrant to purchase 29,434,850 shares of the Company’s common stock. The maturity date of the Note is February 21, 2024 (the “Maturity Date”). The Note bears interest at a rate of 5% per annum. The Note carries an original issue discount of 2%. The Company may not prepay any portion of the outstanding principal amount, accrued and unpaid interest or accrued and unpaid late charges on principal and interest, if any, except as specifically permitted by the terms of the Note. The Warrant is exercisable for shares of the Company’s common stock at a price of $0.845 per share and expires five years from the date of issuance.

On February 21, 2023, Silverback Capital Corporation, fully converted its note dated March 31, 2022, with principal and interest of $360,000 and $25,723, respectively, into 19,286,137 shares of common stock.

On February 22, 2023, the Company issued 6,250,000 shares of common stock and a warrant to purchase up to an additional 6,250,000 shares of common stock, pursuant to a Signed Securities Purchase Agreement, for total cash proceeds of $125,000. The Warrant is exercisable for shares of the Company’s common stock at a price of $0.03 per share and expires three years from the date of issuance.

On February 23, 2023, the Company issued 500,000 shares of common stock to Bart Fisher, Director, for services.

On February 23, 2023, the Company issued 600,000 shares of common stock to an individual for services.